Loans and Allowance for Loan Losses - Schedule of Allowance for Loan Losses for Loans Evaluated for Impairment Individually and Collectively (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, individually evaluated for impairment	$ 297	$ 290		$ 136
Allowance for loan losses, collectively evaluated for impairment	23,000	18,988		11,843
Allowance for loan losses, PCI evaluated for impairment	15	17
Allowance for loan losses, total	23,312	19,295	$ 13,471	11,979	$ 8,123	$ 6,927
Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, total		3,456		2,608	2,158	1,559
Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, total		5,935		3,107	1,627	1,669
Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, total		2,064		932	330	306
Farmland
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, total		45		32	29	28
Real Estate | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, collectively evaluated for impairment	4,087	3,456		2,608
Allowance for loan losses, total	4,087	3,456	4,152	2,608
Real Estate | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, collectively evaluated for impairment	5,613	5,935		3,107
Allowance for loan losses, total	5,613	5,935	4,132	3,107
Real Estate | Residential
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, collectively evaluated for impairment	766	957		1,218
Allowance for loan losses, total	766	957		1,218
Real Estate | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, collectively evaluated for impairment	2,324	2,064		932
Allowance for loan losses, total	2,324	2,064	702	932
Real Estate | Farmland
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, collectively evaluated for impairment	44	45		32
Allowance for loan losses, total	44	45	32	32
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, individually evaluated for impairment	297	290		136
Allowance for loan losses, collectively evaluated for impairment	9,861	6,193		3,722
Allowance for loan losses, PCI evaluated for impairment	15	17
Allowance for loan losses, total	10,173	6,500	3,323	3,858	3,504	3,063
Consumer
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, collectively evaluated for impairment	5	6		35
Allowance for loan losses, total	5	6	12	35	16	14
Other
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses, collectively evaluated for impairment	300	332		189
Allowance for loan losses, total	$ 300	$ 332	$ 180	$ 189	$ 86	$ 69